2. GOING CONCERN- annual	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Annual Member
2. GOING CONCERN

2. GOING CONCERN

The Company has incurred and continues to incur, losses from operations. For the periods ended March 31, 2014 and 2013, the Company incurred net losses of $379,011 and $534,88, respectively. In addition, certain notes payable have come due and the Company is in default.

Management is actively working to cure these situations and has implemented major plans for the future growth and development of the Company. Management is in the process of renegotiating more favorable repayment terms on the notes payable and the Company anticipates that these negotiations will result in extended payment plans. In addition, during 2014 and 2013, the Company implemented marketing and information strategies to increase public awareness of its products and thereby sales. It has established new international markets which it believes will be the source for sales growth in the very near future. It also was able to reduce the per-unit cost of manufacturing its products. Additionally, the Company has increased the efficiency of its processes and focused its development efforts on products that appear to have greater sales potential.

Historically, the Company has financed its operations primarily through private financing. It is management’s intention to finance operations during the remainder of 2014 primarily through increased sales although there will still be a need for additional equity financing. In addition, management is actively seeking out mergers and acquisitions which would be beneficial to the future growth of the Company. There can be no assurance, however, that this financing will be successful and the Company may be required to further reduce expenses and scale back operations.

As previously noted the Company is currently in default on a $50,000 loan from a stockholder.

The consolidated financial statements presented above and the accompanying Notes have been prepared on a going concern basis, which contemplates the realization of assets and discharge of liabilities in the normal course of business for the foreseeable future, and does not include any adjustments to reflect possible future effects on the recoverability and classification of assets, or the amounts and classification of liabilities that may result from the outcome of any extraordinary regulatory action, which would affect our ability to continue as a going concern.

Due to the conditions and events discussed above, there is substantial doubt about the Company’s ability to continue as a going concern.

2. GOING CONCERN

The Company has incurred and continues to incur, losses from operations. For the years ended December 31, 2013 and 2012, the Company incurred net losses of $2,008,101 and $888,022, respectively. In addition, certain notes payable have come due and the note holders are demanding payment.

Management is very actively working to cure these situations. It has implemented major plans to for the future growth and development of the Company. Management is in the process of renegotiating more favorable repayment terms on the notes payable and the Company anticipates that these negotiations will result in extended payment plans. In addition, during 2013 and 2012, the Company implemented marketing and information strategies to increase public awareness of its products and thereby sales. It has established new international markets which it believes will be the source for sales growth in the very near future. It also was able to reduce the per-unit cost of manufacturing its products. Additionally, the Company has increased the efficiency of its processes and focused its development efforts on products that appear to have greater sales potential.

Historically, the Company has financed its operations primarily through private financing. It is management’s intention to finance operations during the remainder of 2014 primarily through increased sales although there will still be a need for additional equity financing. In addition, management is actively seeking out mergers and acquisitions which would be beneficial to the future growth of the Company. There can be no assurance, however, that this financing will be successful and the Company may be required to further reduce expenses and scale back operations.

As previously noted the Company is currently in default on a $50,000 loan from a stockholder.

The consolidated financial statements presented above and the accompanying Notes have been prepared on a going concern basis, which contemplates the realization of assets and discharge of liabilities in the normal course of business for the foreseeable future, and does not include any adjustments to reflect possible future effects on the recoverability and classification of assets, or the amounts and classification of liabilities that may result from the outcome of any extraordinary regulatory action, which would affect our ability to continue as a going concern.

Due to the conditions and events discussed above, there is substantial doubt about the Company’s ability to continue as a going concern.